Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Aug. 27, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Total Operating Revenues	$ 32,578	$ 31,459	$ 31,575	$ 31,822	$ 32,503	$ 31,478	$ 31,495	$ 31,247		$ 127,434	$ 126,723	$ 124,280
Operating Income (Loss)	(5,958)	6,037	6,817	6,101	(8,990)	6,235	6,165	5,808		12,997	9,218	19,573
Income (Loss) from Discontinued Operations									779	0	0	779
Net Income (Loss)	(3,779)	3,701	3,965	3,652	(6,628)	3,686	3,658	3,468		7,539	4,184	20,179
Income from Continuing Operations Attributable to AT&T										7,264	3,944	19,085
Net Income attributable to AT&T	$ (3,857)	$ 3,635	$ 3,902	$ 3,584	$ (6,678)	$ 3,623	$ 3,591	$ 3,408		$ 7,264	$ 3,944	$ 19,864
Basic Earnings Per Share from Continuing Operations Attributable to AT&T										$ 1.25	$ 0.66	$ 3.23
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T										$ 0	$ 0	$ 0.13
Basic Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.67	$ 0.60	$ (1.12)	$ 0.61	$ 0.60	$ 0.57		$ 1.25	$ 0.66	$ 3.36
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T										$ 1.25	$ 0.66	$ 3.22
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T										$ 0	$ 0	$ 0.13
Diluted Earnings Per Share Attributable to AT&T	$ (0.68)	$ 0.63	$ 0.66	$ 0.60	$ (1.12)	$ 0.61	$ 0.60	$ 0.57		$ 1.25	$ 0.66	$ 3.35
Close	$ 33.71	$ 37.70	$ 35.66	$ 31.23	$ 30.24	$ 28.52	$ 31.41	$ 30.61		$ 33.71	$ 30.24
High
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 38.43	$ 38.58	$ 36.00	$ 31.97	$ 30.30	$ 31.78	$ 31.94	$ 30.97		$ 38.43	$ 30.30
Low
Sale of Stock Price Per Share [Line Items]
Stock Price Per Share	$ 32.71	$ 34.24	$ 29.95	$ 29.02	$ 27.41	$ 27.29	$ 29.91	$ 27.20		$ 32.71	$ 27.41